Liquidity and Financial Condition - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Liquidity And Financial Condition [Line Items]
Net income (loss)	$ (11,861)	$ (23,659)	$ (33,906)	$ (36,961)	$ (61,606)	$ (11,635)
Accumulated deficit	(124,514)		(124,514)		(90,680)	(26,939)
Total cash and restricted cash	814	$ 2,393	814	$ 2,393	969	$ 609
Fund Future [Member]
Disclosure Of Liquidity And Financial Condition [Line Items]
Total cash and restricted cash	$ 491		$ 491		$ 969